CONCENTRATION RISK	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

NOTE 14 – CONCENTRATION RISK

62% and 84% of revenue was generated from one customer during the nine months ended May 31, 2020 and May 31, 2019, respectively.

100% of account receivables was due from one customer as of May 31, 2020 and May 31, 2019.

45% and 100% of revenue was generated from one customer during the year ended August 31, 2019 and 2018, respectively.

100% of account receivables was due from one customer as of August 31, 2019 and August 31, 2018.